UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)
Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 5.2%
$1,115,000	AssuredPartners, Inc. 10.000%, 10/20/2023[1,2]	$1,075,975
685,000	Asurion LLC 8.500%, 3/3/2021[1,2]	584,452
1,225,000	Duff & Phelps Corp. 9.500%, 4/23/2021[1,2]	1,157,625
825,000	FMG Resources August 2006 Pty Ltd. 4.250%, 6/30/2019[1,2,3]	574,406
900,000	Gruden Acquisition, Inc. 9.500%, 8/18/2023[1,2]	856,692
355,000	Men's Wearhouse, Inc. 5.000%, 6/18/2021[2]	313,731
447,490	Murray Energy Corp. 7.000%, 4/14/2017[1,2]	312,125
498,721	Pacific Drilling S.A. 4.500%, 6/3/2018[1,2,3]	132,992
1,150,000	Renaissance Learning, Inc. 8.000%, 4/11/2022[1,2]	1,049,375
700,000	Sage Products Holdings III LLC 9.250%, 6/13/2020[1,2]	700,581
6,600,000	Samson Investment Co. 5.000%, 9/25/2018[1,2,4]	181,500
1,675,000	Walter Investment Management Corp. 4.750%, 12/18/2020[1,2]	1,309,649
2,060,000	WP Mustang Holdings LLC 8.500%, 5/29/2022[1,2]	2,060,000
	TOTAL BANK LOANS (Cost $14,947,532)	10,309,103

	BONDS – 78.5%
	ASSET-BACKED SECURITIES – 63.9%
2,000,000	Acis CLO Ltd. Series 2014-3A, Class C, 2.829%, 2/1/2026[1,2,5]	1,811,023
750,000	ALM VII R Ltd. Series 2013-7RA, Class C, 4.069%, 4/24/2024[1,2,5]	695,667
2,000,000	Apidos CLO XIV Series 2013-14A, Class F, 5.872%, 4/15/2025[1,2,5]	1,285,848
2,625,000	Atrium CDO Corp. Series 8A, Class E, 6.619%, 10/23/2022[1,2,5]	2,455,201
2,500,000	Atrium IX Series 9A, Class E, 5.412%, 2/28/2024[1,2,5]	2,096,602
1,250,000	Atrium XI Series 11A, Class F, 6.669%, 10/23/2025[1,2,5]	863,210
500,000	Avalon IV Capital Ltd. Series 2012-1A, Class ER, 6.220%, 4/17/2023[1,2,5]	463,739

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Babson CLO Ltd.
$1,500,000	Series 2013-IA, Class F, 5.874%, 4/20/2025[1,2,5]	$940,449
1,375,000	Series 2014-3A, Class E1, 5.722%, 1/15/2026[1,2,5]	912,182
1,200,000	Battalion CLO VII Ltd. Series 2014-7A, Class C, 4.520%, 10/17/2026[1,2,5]	1,061,556
	Benefit Street Partners CLO V Ltd.
750,000	Series 2014-VA, Class D, 4.174%, 10/20/2026[1,2,5]	655,666
2,250,000	Series 2014-VA, Class E, 5.774%, 10/20/2026[1,2,5]	1,558,057
	BlueMountain CLO Ltd.
3,750,000	Series 2011-1A, Class E, 6.112%, 8/16/2022[1,2,5]	3,715,371
1,250,000	Series 2013-1A, Class D, 4.962%, 5/15/2025[1,2,5]	994,240
	Carlyle Global Market Strategies CLO Ltd.
1,500,000	Series 2012-1A, Class DR, 4.374%, 4/20/2022[1,2,5]	1,455,228
1,000,000	Series 2013-2A, Class F, 6.020%, 4/18/2025[1,2,5]	695,939
2,250,000	Series 2014-3A, Class E, 6.671%, 7/27/2026[1,2,5]	1,564,818
	Catamaran CLO Ltd.
1,000,000	Series 2012-1A, Class E, 5.820%, 12/20/2023[1,2,5]	791,068
1,650,000	Series 2014-1A, Class D, 5.124%, 4/20/2026[1,2,5]	1,032,400
1,500,000	Series 2015-1A, Class E, 5.771%, 4/22/2027[1,2,5]	1,155,757
1,300,000	Cent CLO 22 Ltd. Series 2014-22A, Class E, 6.744%, 11/7/2026[1,2,5]	782,487
	CIFC Funding Ltd.
1,750,000	Series 2012-1A, Class B2R, 6.612%, 8/14/2024[1,2,5]	1,638,605
2,000,000	Series 2012-2A, Class B2R, 6.202%, 12/5/2024[1,2,5]	1,746,945
250,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class D, 3.562%, 11/15/2025[1,2,5]	222,941
1,250,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.022%, 4/15/2027[1,2,5]	870,439
	Dryden XXII Senior Loan Fund
11,000,000	Series 2011-22A, Class SUB, 0.000%, 1/15/2022[2,5]	5,299,791
1,350,000	Series 2011-22A, Class CR, 4.622%, 1/15/2022[1,2,5]	1,357,774
3,000,000	Series 2011-22A, Class D, 5.822%, 1/15/2022[1,2,5]	2,941,707
	Dryden XXIII Senior Loan Fund
2,000,000	Series 2012-23A, Class DR, 6.622%, 7/17/2023[1,2,5]	1,806,207
3,000,000	Series 2012-23A, Class ER, 7.622%, 7/17/2023[1,2,5]	2,394,618
	Dryden XXIV Senior Loan Fund
4,850,000	Series 2012-24RA, Class ER, 6.312%, 11/15/2023[1,2,5]	4,078,730
3,000,000	Series 2012-24RA, Class FR, 8.262%, 11/15/2023[1,2,5]	2,451,557
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E, 6.122%, 1/15/2025[1,2,5]	704,941
	Flatiron CLO Ltd.
1,000,000	Series 2011-1A, Class D, 4.222%, 1/15/2023[1,2,5]	1,005,990
1,000,000	Series 2012-1A, Class D, 6.119%, 10/25/2024[1,2,5]	853,801

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Gramercy Park CLO Ltd. Series 2012-1A, Class DR, 6.120%, 7/17/2023[1,2,5]	$937,196
800,000	Greywolf CLO II Ltd. Series 2013-1A, Class C, 4.452%, 4/15/2025[1,2,5]	739,379
	Greywolf CLO III Ltd.
1,250,000	Series 2014-1A, Class C, 4.221%, 4/22/2026[1,2,5]	1,107,502
500,000	Series 2014-1A, Class E, 6.371%, 4/22/2026[1,2,5]	312,624
	Greywolf CLO IV Ltd.
1,000,000	Series 2014-2A, Class D, 6.220%, 1/17/2027[1,2,5]	829,788
1,250,000	Series 2014-2A, Class E, 7.270%, 1/17/2027[1,2,5]	806,159
2,000,000	Highbridge Loan Management Ltd. Series 2013-2A, Class E, 6.424%, 10/20/2024[1,2,5]	1,239,591
1,700,000	Jamestown CLO I Ltd. Series 2012-1A, Class D, 5.834%, 11/5/2024[1,2,5]	1,387,827
2,500,000	Madison Park Funding X Ltd. Series 2012-10A, Class E, 5.874%, 1/20/2025[1,2,5]	2,208,181
750,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class F, 6.024%, 7/20/2026[1,2,5]	502,500
8,650,000	Marathon CLO IV Ltd. Series 2012-4A, Class D, 6.120%, 5/20/2023[1,2,5]	7,450,191
	Marine Park CLO Ltd.
2,000,000	Series 2012-1A, Class CR, 3.914%, 10/12/2023[1,2,5]	1,863,832
1,500,000	Series 2012-1A, Class DR, 5.814%, 10/12/2023[1,2,5]	1,335,991
4,000,000	Mountain View CLO II Ltd. Series 2006-2A, Class B, 1.021%, 1/12/2021[1,2,5]	3,897,012
	Mountain View CLO Ltd.
2,350,000	Series 2013-1A, Class E, 5.121%, 4/12/2024[1,2,5]	1,569,858
5,000,000	Series 2014-1A, Class INC1, 0.000%, 10/15/2026[5]	1,866,990
2,000,000	Series 2014-1A, Class D, 4.372%, 10/15/2026[1,5]	1,719,360
3,000,000	Series 2014-1A, Class E, 5.952%, 10/15/2026[1,5]	1,954,008
1,000,000	Series 2014-1A, Class F, 6.422%, 10/15/2026[1,5]	348,102
1,500,000	Series 2015-9A, Class D, 5.972%, 7/15/2027[1,2,5]	1,155,005
2,000,000	Mountain View Funding CLO Ltd. Series 2006-1A, Class E, 5.022%, 4/15/2019[1,2,5]	1,989,280
2,000,000	Neuberger Berman CLO XII Ltd. Series 2012-12A, Class ER, 6.869%, 7/25/2023[1,2,5]	1,820,662
525,000	Neuberger Berman CLO XV Ltd. Series 2013-15A, Class E, 5.222%, 10/15/2025[1,2,5]	370,088
1,750,000	Neuberger Berman CLO XVI Ltd. Series 2014-16A, Class D, 3.972%, 4/15/2026[1,2,5]	1,550,839
4,125,000	Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class E1, 5.084%, 8/4/2025[1,2,5]	2,934,394

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,500,000	OHA Credit Partners VI Ltd. Series 2012-6A, Class DR, 3.862%, 5/15/2023[1,2,5]	$2,500,363
1,250,000	OZLM Funding III Ltd. Series 2013-3A, Class D, 5.621%, 1/22/2025[1,2,5]	1,034,924
	OZLM Funding Ltd.
1,250,000	Series 2012-2A, Class C, 4.672%, 10/30/2023[1,2,5]	1,204,140
1,000,000	Series 2012-2A, Class D, 5.622%, 10/30/2023[1,2,5]	912,938
550,000	OZLM Funding V Ltd. Series 2013-5A, Class C, 4.120%, 1/17/2026[1,2,5]	489,717
1,000,000	OZLM VII Ltd. Series 2014-7A, Class E, 6.520%, 7/17/2026[1,2,5]	568,554
2,000,000	Race Point V CLO Ltd. Series 2011-5A, Class ER, 6.512%, 12/15/2022[1,2,5]	2,026,902
3,224,468	Sapphire Valley CDO I Ltd. Series 2006-1A, Class A, 0.892%, 12/15/2022[1,2,5]	3,188,867
1,350,000	Symphony CLO VII Ltd. Series 2011-7A, Class D, 3.821%, 7/28/2021[1,2,5]	1,354,639
	Voya CLO Ltd.
1,000,000	Series 2012-1A, Class ER, 7.002%, 3/14/2022[1,2,5]	898,194
4,893,000	Series 2012-3A, Class ER, 6.622%, 10/15/2022[1,2,5]	4,391,919
1,050,000	Series 2013-2A, Class C, 4.119%, 4/25/2025[1,2,5]	909,618
	West CLO Ltd.
1,250,000	Series 2013-1A, Class D, 5.244%, 11/7/2025[1,2,5]	805,257
14,000,000	Series 2014-1A, Class SUB, 0.000%, 7/18/2026[2,5]	6,752,416
3,000,000	Series 2014-1A, Class C, 4.070%, 7/18/2026[1,2,5]	2,317,939
1,750,000	Series 2014-1A, Class D, 5.520%, 7/18/2026[1,2,5]	1,207,236
	TOTAL ASSET-BACKED SECURITIES (Cost $155,106,882)	126,820,536

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
1,000,000	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class C, 3.176%, 8/15/2032[1,5]	989,395
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $990,000)	989,395

	CORPORATE – 14.1%
	BASIC MATERIALS – 1.5%
	Momentive Performance Materials, Inc.
360,000	3.880%, 10/24/2021[2]	243,900
540,000	4.690%, 4/24/2022[2]	282,150
720,000	Platform Specialty Products Corp. 10.375%, 5/1/2021[2,5,6]	675,000
2,635,000	TPC Group, Inc. 8.750%, 12/15/2020[2,5,6]	1,765,450
		2,966,500

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS – 1.6%
$1,085,000	Blue Coat Holdings, Inc. 8.375%, 6/1/2023[2,5,6]	$1,101,275
1,135,000	Frontier Communications Corp. 11.000%, 9/15/2025[2,5,6]	1,098,112
540,000	Intelsat Jackson Holdings S.A. 5.500%, 8/1/2023[2,3]	433,350
620,000	Sprint Communications, Inc. 7.000%, 8/15/2020	458,800
		3,091,537
	CONSUMER, CYCLICAL – 0.5%
715,000	Men's Wearhouse, Inc. 7.000%, 7/1/2022[2,6]	514,800
575,000	Omega U.S. Sub LLC 8.750%, 7/15/2023[2,5,6]	518,938
		1,033,738
	CONSUMER, NON-CYCLICAL – 0.7%
385,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[2]	362,863
1,125,000	Tenet Healthcare Corp. 8.125%, 4/1/2022	1,136,250
		1,499,113
	ENERGY – 2.2%
1,020,000	Approach Resources, Inc. 7.000%, 6/15/2021[2,6]	209,100
	Basic Energy Services, Inc.
700,000	7.750%, 2/15/2019[2]	189,700
250,000	7.750%, 10/15/2022[2]	66,250
1,485,000	Clayton Williams Energy, Inc. 7.750%, 4/1/2019[2,6]	794,475
1,420,000	Continental Resources, Inc. 4.500%, 4/15/2023[2,6]	976,118
780,000	Foresight Energy LLC / Foresight Energy Finance Corp. 7.875%, 8/15/2021[2,5,6]	624,000
5,062,000	Murray Energy Corp. 11.250%, 4/15/2021[2,5]	721,335
	Peabody Energy Corp.
2,999,000	6.000%, 11/15/2018	269,910
2,965,000	6.250%, 11/15/2021	170,488
535,000	Whiting Petroleum Corp. 6.500%, 10/1/2018[2]	327,687
		4,349,063

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL – 4.6%
$2,000,000	American Express Co. 4.900%, 12/29/2049[1,2]	$1,867,500
550,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	556,012
4,750,000	Citigroup, Inc. 6.125%, 12/29/2049[1,2]	4,784,105
875,000	Communications Sales & Leasing, Inc. / CSL Capital LLC 8.250%, 10/15/2023[2,6]	776,562
1,205,000	Ocwen Financial Corp. 6.625%, 5/15/2019[2,6]	1,069,437
		9,053,616
	INDUSTRIAL – 1.1%
395,000	Air Medical Merger Sub Corp. 6.375%, 5/15/2023[2,5,6]	349,575
775,000	Novelis, Inc. 8.750%, 12/15/2020[2,3,6]	708,273
1,110,000	StandardAero Aviation Holdings, Inc. 10.000%, 7/15/2023[2,5,6]	1,082,250
		2,140,098
	TECHNOLOGY – 1.9%
2,375,000	Audatex North America, Inc. 6.125%, 11/1/2023[2,5]	2,401,719
1,550,000	BMC Software Finance, Inc. 8.125%, 7/15/2021[2,5,6]	955,187
490,000	Ensemble S Merger Sub, Inc. 9.000%, 9/30/2023[2,5,6]	457,476
		3,814,382
	TOTAL CORPORATE (Cost $35,844,484)	27,948,047

	TOTAL BONDS (Cost $191,941,366)	155,757,978

Number of Shares

	COMMON STOCKS – 0.4%
	ENERGY – 0.3%
5,796	Apache Corp.	246,562
42,950	California Resources Corp.	61,419
2,075	Hess Corp.	88,187

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
17,175	Marathon Oil Corp.	$167,113
		563,281
	FINANCIAL – 0.1%
3,605	AerCap Holdings N.V.*3	110,709
3,719	Walter Investment Management Corp.*	36,781
		147,490
	TOTAL COMMON STOCKS (Cost $773,431)	710,771

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.6%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	iShares iBoxx $High Yield Corporate Bond ETF
920	Exercise Price: $80.00, Expiration Date: February 19, 2016	45,540

	INDEX – 0.0%
	Chicago Board Options Exchange SPX Volatility Index
141	Exercise Price: $25.00, Expiration Date: February 17, 2016	12,690
	TOTAL CALL OPTIONS (Cost $49,886)	58,230

	PUT OPTIONS – 0.6%
	EQUITY – 0.6%
	Akorn, Inc.
167	Exercise Price: $22.50, Expiration Date: March 18, 2016	26,720
97	Exercise Price: $17.50, Expiration Date: June 17, 2016	15,035
	Allison Transmission Holdings, Inc.
509	Exercise Price: $20.00, Expiration Date: May 20, 2016	21,632
	Amkor Technology, Inc.
220	Exercise Price: $4.00, Expiration Date: September 16, 2016	4,950
220	Exercise Price: $5.00, Expiration Date: September 16, 2016	11,550
	Axalta Coating Systems, Inc.
370	Exercise Price: $20.00, Expiration Date: July 15, 2016	28,675
	Concho Resources, Inc.
72	Exercise Price: $60.00, Expiration Date: March 18, 2016	5,220
107	Exercise Price: $65.00, Expiration Date: March 18, 2016	11,235
72	Exercise Price: $50.00, Expiration Date: June 17, 2016	10,440
	Continental Resources, Inc.
155	Exercise Price: $17.00, Expiration Date: February 19, 2016	7,363
622	Exercise Price: $12.00, Expiration Date: March 18, 2016	23,325
272	Exercise Price: $12.00, Expiration Date: September 16, 2016	45,560

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	Cullen/Frost Bankers, Inc.
248	Exercise Price: $40.00, Expiration Date: February 19, 2016	$4,960
465	Exercise Price: $40.00, Expiration Date: July 15, 2016	101,137
	Diamondback Energy, Inc.
107	Exercise Price: $45.00, Expiration Date: March 18, 2016	—
160	Exercise Price: $45.00, Expiration Date: June 17, 2016	30,800
	Freeport-McMoRan, Inc.
58	Exercise Price: $8.00, Expiration Date: May 20, 2016	21,025
1,030	Exercise Price: $2.00, Expiration Date: January 20, 2017	50,985
	Frontier Communications Corp.
726	Exercise Price: $5.00, Expiration Date: May 20, 2016	56,265
	HealthSouth Corp.
58	Exercise Price: $30.00, Expiration Date: April 15, 2016	3,190
	Home Depot, Inc.
180	Exercise Price: $90.00, Expiration Date: May 20, 2016	11,160
60	Exercise Price: $110.00, Expiration Date: May 20, 2016	12,570
	iShares 20+ Year Treasury Bond ETF
250	Exercise Price: $118.00, Expiration Date: February 19, 2016	500
970	Exercise Price: $120.00, Expiration Date: February 19, 2016	7,275
242	Exercise Price: $125.00, Expiration Date: February 19, 2016	18,876
	iShares iBoxx $Investment Grade Corporate Bond ETF
365	Exercise Price: $112.00, Expiration Date: March 18, 2016	27,375
	Masco Corp.
153	Exercise Price: $22.00, Expiration Date: July 15, 2016	11,858
153	Exercise Price: $20.00, Expiration Date: January 20, 2017	15,683
	Materials Select Sector SPDR Fund
180	Exercise Price: $35.00, Expiration Date: March 18, 2016	7,560
180	Exercise Price: $35.00, Expiration Date: June 17, 2016	20,880
	Men's Wearhouse, Inc.
335	Exercise Price: $8.00, Expiration Date: January 20, 2017	41,037
	Meritor, Inc.
820	Exercise Price: $6.00, Expiration Date: May 20, 2016	51,250
	Michaels Cos, Inc.
545	Exercise Price: $15.00, Expiration Date: June 17, 2016	19,075
	Nordstrom, Inc.
164	Exercise Price: $37.50, Expiration Date: July 15, 2016	16,154
123	Exercise Price: $40.00, Expiration Date: July 15, 2016	16,666
	Prologis, Inc.
155	Exercise Price: $36.00, Expiration Date: May 20, 2016	17,437
	Royal Caribbean Cruises Ltd.
230	Exercise Price: $60.00, Expiration Date: June 17, 2016	34,270
23	Exercise Price: $75.00, Expiration Date: June 17, 2016	11,098

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	RSP Permian, Inc.
178	Exercise Price: $15.00, Expiration Date: March 18, 2016	$5,785
178	Exercise Price: $15.00, Expiration Date: June 17, 2016	14,685
	Simon Property Group, Inc.
75	Exercise Price: $170.00, Expiration Date: April 15, 2016	29,250
	SPDR S&P 500 ETF Trust
235	Exercise Price: $175.00, Expiration Date: February 19, 2016	5,993
235	Exercise Price: $180.00, Expiration Date: February 19, 2016	12,220
242	Exercise Price: $182.00, Expiration Date: February 19, 2016	16,819
235	Exercise Price: $175.00, Expiration Date: March 18, 2016	31,607
388	Exercise Price: $180.00, Expiration Date: March 18, 2016	77,018
	SPDR S&P Homebuilders ETF
460	Exercise Price: $25.00, Expiration Date: March 18, 2016	5,980
230	Exercise Price: $27.00, Expiration Date: June 17, 2016	18,170
	Tenet Healthcare Corp.
193	Exercise Price: $20.00, Expiration Date: February 19, 2016	2,413
	Transocean Ltd.
490	Exercise Price: $7.00, Expiration Date: May 20, 2016	26,460
261	Exercise Price: $10.00, Expiration Date: May 20, 2016	40,585
200	Exercise Price: $8.00, Expiration Date: January 20, 2017	40,600
	Viacom, Inc.
185	Exercise Price: $32.50, Expiration Date: June 17, 2016	21,275
213	Exercise Price: $30.00, Expiration Date: January 20, 2017	42,600
	Vulcan Materials Co.
92	Exercise Price: $70.00, Expiration Date: August 19, 2016	25,300
		1,237,551
	FINANCIAL COMMODITY – 0.0%
	Euro-Bund 10 Year
2,000,000	Exercise Price: $96.53, Expiration Date: June 28, 2016	1,945

	TOTAL PUT OPTIONS (Cost $1,932,221)	1,239,496

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $1,982,107)	1,297,726

Number of Shares

	SHORT-TERM INVESTMENTS – 0.3%
518,420	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.153%[6,7]	518,420

	TOTAL SHORT-TERM INVESTMENTS (Cost $518,420)	518,420

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 85.0% (Cost $210,162,856)	$168,593,998
Other Assets in Excess of Liabilities – 15.0%	29,732,431

TOTAL NET ASSETS – 100.0%	$198,326,429

Principal Amount

	SECURITIES SOLD SHORT – (19.4)%
	BONDS – (19.4)%
	CORPORATE – (6.9)%
	COMMUNICATIONS – (1.3)%
$(780,000)	Viacom, Inc. 4.250%, 9/1/2023[2]	(748,385)
(2,500,000)	Windstream Services LLC 6.375%, 8/1/2023[2]	(1,818,750)
		(2,567,135)
	CONSUMER, CYCLICAL – (2.5)%
	Beazer Homes USA, Inc.
(860,000)	9.125%, 5/15/2019[2]	(838,500)
(388,000)	7.500%, 9/15/2021[2]	(312,340)
(1,560,000)	Jaguar Land Rover Automotive PLC 5.625%, 2/1/2023[2,3,5]	(1,542,450)
(775,000)	Meritor, Inc. 6.250%, 2/15/2024[2]	(610,797)
(1,550,000)	Michaels Stores, Inc. 5.875%, 12/15/2020[2,5]	(1,600,375)
		(4,904,462)
	CONSUMER, NON-CYCLICAL – (1.2)%
(390,000)	CHS/Community Health Systems, Inc. 6.875%, 2/1/2022[2]	(356,314)
(1,560,000)	Hertz Corp. 7.375%, 1/15/2021[2]	(1,587,300)
(585,000)	Kindred Healthcare, Inc. 8.750%, 1/15/2023[2]	(525,769)
		(2,469,383)
	INDUSTRIAL – (1.6)%
(1,750,000)	Nortek, Inc. 8.500%, 4/15/2021[2]	(1,815,625)
(800,000)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.250%, 2/15/2021[2]	(750,000)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL – (Continued)
$(665,000)	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/2023[2]	$(645,050)
		(3,210,675)
	TECHNOLOGY – (0.3)%
(955,000)	Boxer Parent Co., Inc. 9.000%, 10/15/2019[2,5]	(547,931)
	TOTAL CORPORATE (Proceeds $14,456,394)	(13,699,586)

	MORTGAGE-BACKED SECURITIES – (9.3)%
	Fannie Mae Pool
(5,000,000)	4.000%, 2/15/2041[8]	(5,339,650)
(12,500,000)	3.500%, 2/15/2042[8]	(13,085,450)
	TOTAL MORTGAGE-BACKED SECURITIES (Proceeds $18,240,625)	(18,425,100)

	U.S. GOVERNMENT – (3.2)%
	United States Treasury Note
(875,000)	1.500%, 11/30/2019	(885,767)
(2,000,000)	1.375%, 10/31/2020	(2,005,782)
(1,000,000)	1.875%, 10/31/2022	(1,014,785)
(2,500,000)	2.000%, 8/15/2025	(2,517,137)
	TOTAL U.S. GOVERNMENT (Proceeds $6,319,072)	(6,423,471)

	TOTAL BONDS (Proceeds $39,016,091)	(38,548,157)

	TOTAL SECURITIES SOLD SHORT (Proceeds $39,016,091)	$(38,548,157)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	INDEX – 0.0%
	Chicago Board Options Exchange SPX Volatility Index
(141)	Exercise Price: $35.00, Expiration Date: February 17, 2016	(2,467)
	TOTAL CALL OPTIONS (Proceeds $9,300)	(2,467)

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Freeport-McMoRan, Inc.
(2,060)	Exercise Price: $1.00, Expiration Date: January 20, 2017	(44,290)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	iShares 20+ Year Treasury Bond ETF
(250)	Exercise Price: $113.00, Expiration Date: February 19, 2016	$(250)
	iShares iBoxx $Investment Grade Corporate Bond ETF
(365)	Exercise Price: $106.00, Expiration Date: March 18, 2016	(7,300)
	SPDR S&P 500 ETF Trust
(235)	Exercise Price: $160.00, Expiration Date: February 19, 2016	(1,293)
(235)	Exercise Price: $155.00, Expiration Date: March 18, 2016	(6,815)
(388)	Exercise Price: $160.00, Expiration Date: March 18, 2016	(15,908)
		(75,856)

	TOTAL PUT OPTIONS (Proceeds $113,108)	(75,856)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $122,408)	$(78,323)

PLC – Public Limited Company

*	Non-income producing security.
[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security is in default.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $143,251,005.
[6]	All or a portion of this security is segregated as collateral for securities sold short.
[7]	The rate is the annualized seven-day yield at period end.
[8]	To-be-announced security.

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Pay/(a) Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank
Amkor Technology, Inc.	Pay	5.00%	12/20/20	$1,000,000	$(37,045)	$(16,701)
J.P. Morgan
Goodyear Tire & Rubber Co.	Pay	5.00	9/20/20	500,000	(76,260)	2,319
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$(113,305)	$(14,382)

(a)
If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount(b)	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
The Bank of Nova Scotia
Loan Funding I, Ltd. - OTC(c)	$4,366,041	Receive	1-Month USD-LIBOR-ICE + 0.90%	6/30/16	$—	$(141,277)
TOTAL TOTAL RETURN SWAP CONTRACTS					$—	$(141,277)

(b)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
(c)	Loan Funding I, Ltd. consists of a portfolio of BBB to B- rated bank loans.

SWAPTIONS CONTRACTS
CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES

Counterparty/ Reference Entity	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
J.P. Morgan
Markit CDX.NA.IG.25 V1
Put - 5 Year	Buy	$100.00	2/17/16	$12,500,000	$35,625	$30,680
Put - 5 Year	Sell	110.00	2/17/16	12,500,000	(20,312)	(11,613)
Markit CDX.NA.HY.25 V1
Put - 5 Year	Buy	95.00	2/17/16	5,000,000	25,500	3,658
Put - 5 Year	Buy	96.00	2/17/16	3,700,000	30,895	4,178
Put - 5 Year	Buy	96.00	3/16/16	3,700,000	44,030	18,908
Put - 5 Year	Sell	91.00	4/20/16	3,700,000	(25,530)	(14,808)
TOTAL CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES					$90,208	$31,003

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

INTEREST RATE SWAPTIONS CONTRACTS

Counterparty/ Reference Entity	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Paid	Market Value
J.P. Morgan
Put - OTC 10-Year	3-Month
	USD-LIBOR-BBA	Receive	5.91	7/8/16	$100,000	$4,260	$—
TOTAL INTEREST RATE SWAPTIONS CONTRACTS						$4,260	$—

INTEREST RATE CAP OPTIONS CONTRACTS

Counterparty/ Reference Entity	Floating Rate Index	Pay/Receive Floating Rate	Cap Rate	Expiration Date	Notional Amount	Premium Paid	Market Value
J.P. Morgan
Call - OTC 2-Year	USD-LIBOR-BBA	Receive	0.5988	7/15/16	$100,000,000	$162,500	$28,448
Call - OTC 2-Year	USD-LIBOR-BBA	Receive	0.6040	10/17/16	50,000,000	69,250	34,277
TOTAL INTEREST RATE CAP OPTIONS CONTRACTS						$231,750	$62,725

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets. The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The Fund may also enter into the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with "caps," "floors" or "collars". A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

(e) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(f) Exchange Traded Notes
Exchange Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(g) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(h) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(i) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Note 3 – Federal Income Taxes
At January 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$210,473,128

Gross unrealized appreciation	$1,191,874
Gross unrealized depreciation	(43,071,004)
Net unrealized depreciation on investments	$(41,879,130)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$10,309,103	$-	$10,309,103
Bonds**	-	155,757,978	-	155,757,978
Common Stocks**	710,771	-	-	710,771
Purchased Options Contracts	552,811	744,915	-	1,297,726
Short-Term Investments	518,420	-	-	518,420
Total	$1,782,002	$166,811,996	$-	$168,593,998

Liabilities
Bonds**	$-	$38,548,157	$-	$38,548,157
Written Options Contracts	10,825	67,498	-	78,323
Total	$10,825	$38,615,655	$-	$38,626,480

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3*	Total
Credit Default Swap Contracts	$-	$(14,382)	$-	$(14,382)
Total Return Swap Contracts	-	(141,277)	-	(141,277)
Credit Default Swaptions Contracts on Credit Indices	-	31,003	-	31,003
Interest Rate Swaptions Contracts	-	-	-	-
Interest Rate Cap Options Contracts	-	62,725	-	62,725
Total	$-	$(61,931)	$-	$(61,931)

*	The Fund did not hold any Level 3 securities at period end.
**
All bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

***
Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/16